JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 38.9%
Aerospace & Defense — 0.9%
Boeing Co. (The)
1.17%, 2/4/2023	20,000	20,007
1.95%, 2/1/2024	18,000	18,249
1.43%, 2/4/2024	35,000	35,003
2.75%, 2/1/2026	20,000	20,545
2.20%, 2/4/2026	355,000	354,269
3.10%, 5/1/2026	35,000	36,413
2.70%, 2/1/2027	65,000	66,260
3.95%, 8/1/2059	125,000	130,449
5.93%, 5/1/2060	40,000	55,290
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	75,000	74,975
Howmet Aerospace, Inc.
5.13%, 10/1/2024	142,000	151,895
5.95%, 2/1/2037	14,000	16,415
Moog, Inc. 4.25%, 12/15/2027 (a)	20,000	20,314
Precision Castparts Corp. 4.38%, 6/15/2045	54,000	67,508
Raytheon Technologies Corp.
2.38%, 3/15/2032	95,000	95,052
4.50%, 6/1/2042	40,000	49,418
3.13%, 7/1/2050	50,000	51,830
3.03%, 3/15/2052	390,000	394,112
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	105,000	109,856
TransDigm, Inc. 6.25%, 3/15/2026 (a)	140,000	145,250
Triumph Group, Inc.
6.25%, 9/15/2024 (a)	10,000	10,039
7.75%, 8/15/2025	16,000	15,900

		1,939,049

Airlines — 0.1%
American Airlines, Inc. 5.50%, 4/20/2026 (a)	125,000	127,656
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	30,661	32,004
Delta Air Lines, Inc. 4.75%, 10/20/2028 (a)	100,000	109,574
United Airlines Holdings, Inc.
5.00%, 2/1/2024	20,000	20,450
4.88%, 1/15/2025	16,000	16,240

		305,924

Auto Components — 0.4%
Allison Transmission, Inc. 3.75%, 1/30/2031(a)	75,000	71,699

Investments	Principal Amount ($)	Value ($)
American Axle & Manufacturing, Inc.
5.00%, 10/1/2029	75,000	71,156
Aptiv plc 5.40%, 3/15/2049	25,000	33,774
Clarios Global LP 6.25%, 5/15/2026 (a)	67,000	69,627
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	5,000	5,400
5.63%, 11/15/2026 (a)	30,000	24,456
Dana, Inc. 5.38%, 11/15/2027	60,000	62,625
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	19,000	19,427
5.00%, 7/15/2029 (a)	130,000	135,701
Icahn Enterprises LP
6.38%, 12/15/2025	22,000	22,264
5.25%, 5/15/2027	125,000	126,790
Lear Corp.
2.60%, 1/15/2032	35,000	34,438
5.25%, 5/15/2049	25,000	31,599
3.55%, 1/15/2052	80,000	78,908

		787,864

Automobiles — 0.3%
General Motors Co.
6.13%, 10/1/2025	50,000	57,679
5.15%, 4/1/2038	35,000	42,215
5.95%, 4/1/2049	25,000	34,268
Hyundai Capital America
1.50%, 6/15/2026 (a)	40,000	38,940
3.00%, 2/10/2027 (a)	200,000	208,282
1.80%, 1/10/2028 (a)	290,000	280,392

		661,776

Banks — 6.2%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a)(b)	200,000	196,465
AIB Group plc (Ireland) 4.75%, 10/12/2023 (a)	200,000	212,581
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200,000	196,266
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (b)	200,000	199,272
Bank of America Corp.
3.88%, 8/1/2025	203,000	220,676
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	40,000	42,684
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	236,000	255,755

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	170,000	183,560
(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028 (b)	61,000	65,579
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (b)	219,000	233,320
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	135,000	148,374
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	50,000	47,720
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	230,000	232,461
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	340,000	344,295
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	95,000	93,225
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	655,000	657,813
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (b)	112,000	129,409
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	150,000	145,653
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (b)	86,000	107,520
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 2.65%),
4.65%, 10/12/2022 (b)(c)(d)	50,000	48,725
2.20%, 2/3/2025	12,000	12,344
Barclays plc (United Kingdom)
3.65%, 3/16/2025	200,000	211,962
5.20%, 5/12/2026	200,000	224,574
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	200,000	200,241
BNP Paribas SA (France)
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (b)	200,000	196,464
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	49,000	49,587
3.10%, 4/2/2024	34,000	35,586
CIT Group, Inc.
5.25%, 3/7/2025	24,000	26,190
6.13%, 3/9/2028	45,000	53,100
Citigroup, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b)(c)(d)	130,000	128,700

Investments	Principal Amount ($)	Value ($)
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	350,000	379,416
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	80,000	86,058
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (b)	195,000	215,198
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	25,000	25,989
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	155,000	176,807
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	260,000	261,126
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	60,000	59,969
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048 (b)	55,000	68,566
Citizens Financial Group, Inc. 2.50%, 2/6/2030	11,000	11,178
Comerica, Inc. 3.70%, 7/31/2023	28,000	29,227
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a)(b)	250,000	251,126
(SOFR + 0.89%), 1.25%, 1/26/2027 (a)(b)	250,000	243,132
(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a)(b)	250,000	267,696
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	200,000	195,400
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	200,000	195,403
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200,000	195,787
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	200,000	218,039
7.63%, 5/17/2032	143,000	199,636
6.10%, 1/14/2042	230,000	329,194
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b)(d)	200,000	187,400
Intesa Sanpaolo SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a)(b)	200,000	206,418
KeyCorp 2.25%, 4/6/2027	57,000	58,257

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	70,000	70,990
3.78%, 3/2/2025	69,000	74,259
Mizuho Financial Group, Inc. (Japan) 2.56%, 9/13/2031	205,000	202,010
National Australia Bank Ltd. (Australia) 2.99%, 5/21/2031 (a)	250,000	251,383
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	200,000	197,008
PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	99,000	102,026
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	45,000	49,943
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	200,000	196,164
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	200,000	213,033
4.75%, 11/24/2025 (a)	200,000	217,701
4.00%, 1/12/2027 (a)	200,000	215,222
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a)(b)	200,000	197,912
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.75%, 7/19/2023	53,000	55,423
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	60,000	58,891
Toronto-Dominion Bank (The) (Canada)
3.25%, 3/11/2024	33,000	34,681
2.65%, 6/12/2024	81,000	84,259
Truist Bank 4.05%, 11/3/2025	60,000	65,890
Truist Financial Corp. 2.85%, 10/26/2024	114,000	119,035
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a)(b)	200,000	195,200

Investments	Principal Amount ($)	Value ($)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a)(b)	200,000	197,998
US Bancorp 3.00%, 7/30/2029	97,000	102,849
Wells Fargo & Co. 3.55%, 9/29/2025	77,000	82,545
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	163,000	166,323
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b)(c)(d)	120,000	120,720
3.00%, 10/23/2026	285,000	299,985
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	651,000	700,783
4.15%, 1/24/2029	70,000	78,184
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	75,000	77,158
4.90%, 11/17/2045	25,000	31,880
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	25,000	26,459
1.95%, 11/20/2028	30,000	29,858
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	175,000	189,860

		13,466,755

Beverages — 0.6%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	105,000	126,263
4.90%, 2/1/2046	65,000	82,515
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	200,000	223,852
4.75%, 1/23/2029	205,000	238,995
4.38%, 4/15/2038	95,000	110,648
4.44%, 10/6/2048	40,000	48,094
4.60%, 6/1/2060	90,000	111,852
Coca-Cola Co. (The) 2.60%, 6/1/2050	50,000	49,583
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	150,000	154,388
Constellation Brands, Inc. 4.65%, 11/15/2028	45,000	51,494
Diageo Capital plc (United Kingdom) 3.88%, 4/29/2043	30,000	35,475
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	38,000	40,514
4.60%, 5/25/2028	50,000	57,132

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Molson Coors Beverage Co. 4.20%, 7/15/2046	43,000	47,619

		1,378,424

Biotechnology — 0.7%
AbbVie, Inc.
2.95%, 11/21/2026	73,000	76,827
3.20%, 11/21/2029	226,000	239,778
4.05%, 11/21/2039	274,000	313,555
4.63%, 10/1/2042	75,000	91,071
Amgen, Inc.
2.20%, 2/21/2027	14,000	14,187
3.15%, 2/21/2040	27,000	27,468
Biogen, Inc.
2.25%, 5/1/2030	161,000	157,502
3.15%, 5/1/2050	37,000	36,331
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	100,000	94,970
Gilead Sciences, Inc.
2.95%, 3/1/2027	195,000	205,196
1.65%, 10/1/2030	63,000	59,998
2.60%, 10/1/2040	50,000	47,781
2.80%, 10/1/2050	50,000	48,574
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	100,000	94,175

		1,507,413

Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	85,000	85,370
Griffon Corp. 5.75%, 3/1/2028	100,000	103,063
Masco Corp. 1.50%, 2/15/2028	25,000	24,071
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	70,000	69,388
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	20,000	20,503
4.75%, 1/15/2028 (a)	100,000	100,750
Summit Materials LLC 5.25%, 1/15/2029 (a)	65,000	67,653

		470,798

Capital Markets — 2.9%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	47,000	49,805
Bank of New York Mellon Corp. (The)
3.50%, 4/28/2023	42,000	43,599
2.10%, 10/24/2024	30,000	30,842
Charles Schwab Corp. (The) 0.90%, 3/11/2026	30,000	29,365
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (b)(c)(d)	86,000	85,677
2.75%, 10/1/2029	46,000	48,540

Investments	Principal Amount ($)	Value ($)
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b)(c)(d)	140,000	138,600
Credit Suisse Group AG (Switzerland)
(SOFR + 0.98%), 1.31%, 2/2/2027 (a)(b)	250,000	241,985
(SOFR + 1.73%), 3.09%, 5/14/2032 (a)(b)	250,000	253,367
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	53,000	75,600
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	150,000	152,132
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	280,000	296,906
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	201,000	210,839
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b)(c)(d)	30,000	29,226
3.50%, 11/16/2026	311,000	331,217
3.85%, 1/26/2027	135,000	144,694
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	385,000	377,456
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	95,000	102,371
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	260,000	260,513
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	170,000	166,802
(SOFR + 1.26%), 2.65%, 10/21/2032(b)	395,000	395,923
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	60,000	61,992
Morgan Stanley
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	180,000	185,755
3.88%, 1/27/2026	245,000	265,841
3.13%, 7/27/2026	130,000	137,740
3.63%, 1/20/2027	265,000	286,802
(SOFR + 0.88%), 1.59%, 5/4/2027(b)	210,000	207,630
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	330,000	355,006
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	223,000	254,266
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	70,000	71,874
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	80,000	78,397

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	145,000	145,471
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	135,000	142,344
MSCI, Inc. 4.00%, 11/15/2029 (a)	80,000	82,900
Northern Trust Corp. 3.95%, 10/30/2025	60,000	66,103
S&P Global, Inc. 3.25%, 12/1/2049	73,000	80,907
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a)(b)	200,000	195,620
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a)(b)	200,000	209,705

		6,293,812

Chemicals — 0.7%
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	150,000	155,017
CF Industries, Inc.
5.15%, 3/15/2034	60,000	71,912
4.95%, 6/1/2043	70,000	84,214
Chemours Co. (The) 5.75%, 11/15/2028 (a)	80,000	82,000
CVR Partners LP 9. 25%, 6/15/2023 (a)	2,000	2,005
Ecolab, Inc. 3.25%, 12/1/2027	52,000	56,195
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	60,000	59,400
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026(a)	200,000	199,000
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	36,000	35,482
3.27%, 11/15/2040 (a)	25,000	25,676
3.47%, 12/1/2050 (a)	13,000	13,675
LYB International Finance III LLC
3.38%, 5/1/2030	110,000	119,138
3.63%, 4/1/2051	45,000	48,011
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	140,000	147,000
Nutrien Ltd. (Canada) 2.95%, 5/13/2030	80,000	83,921
Olin Corp. 5.13%, 9/15/2027	13,000	13,390
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	375,000	387,187

Investments	Principal Amount ($)	Value ($)
Sherwin-Williams Co. (The) 4.50%, 6/1/2047	15,000	18,764
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	10,000	10,111

		1,612,098

Commercial Services & Supplies — 0.8%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	365,000	356,788
ADT Security Corp. (The)
4.13%, 6/15/2023	26,000	26,736
4.88%, 7/15/2032 (a)	20,000	19,796
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	85,000	85,425
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	25,000	25,500
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	85,000	83,087
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	105,000	106,313
5.13%, 12/15/2026 (a)	55,000	56,984
3.50%, 9/1/2028 (a)	35,000	33,909
Madison IAQ LLC 4.13%, 6/30/2028 (a)	505,000	488,588
Nielsen Finance LLC 5.63%, 10/1/2028 (a)	80,000	81,662
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	67,000	70,852
3.38%, 8/31/2027 (a)	75,000	70,969
Republic Services, Inc. 1.45%, 2/15/2031	30,000	27,959
Stericycle, Inc. 3.88%, 1/15/2029 (a)	245,000	238,875
Waste Management, Inc. 1.50%, 3/15/2031	20,000	18,745

		1,792,188

Communications Equipment — 0.1%
CommScope, Inc. 6.00%, 3/1/2026 (a)	172,000	175,946
Nokia OYJ (Finland) 4.38%, 6/12/2027	13,000	13,910
Plantronics, Inc. 4.75%, 3/1/2029 (a)	70,000	63,054

		252,910

Construction & Engineering — 0.1%
AECOM 5.13%, 3/15/2027	18,000	19,293
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	70,000	70,477
MasTec, Inc. 4.50%, 8/15/2028 (a)	75,000	77,250
Weekley Homes LLC 4.88%, 9/15/2028 (a)	95,000	97,786

		264,806

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Construction Materials — 0.0%(e)
Martin Marietta Materials, Inc. 2.40%, 7/15/2031	70,000	69,718

Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	150,000	150,377
3.00%, 10/29/2028	450,000	453,151
3.30%, 1/30/2032	150,000	151,145
Ally Financial, Inc. 5.75%, 11/20/2025	64,000	72,479
8.00%, 11/1/2031	37,000	52,341
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	80,000	86,089
2.88%, 2/15/2025 (a)	28,000	28,600
5.50%, 1/15/2026 (a)	60,000	66,596
2.13%, 2/21/2026 (a)	75,000	73,431
4.25%, 4/15/2026 (a)	25,000	26,690
2.53%, 11/18/2027 (a)	157,000	153,106
Capital One Financial Corp. 3.20%, 1/30/2023	79,000	81,145
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	100,000	99,448
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	200,000	211,214
4.13%, 8/17/2027	300,000	316,476
4.00%, 11/13/2030	250,000	262,188
3.63%, 6/17/2031	200,000	204,000
General Motors Financial Co., Inc. 3.60%, 6/21/2030	60,000	63,588
2.70%, 6/10/2031	25,000	24,771
John Deere Capital Corp. 2.65%, 6/10/2026	119,000	124,963
Navient Corp. 6.13%, 3/25/2024	50,000	52,405
5.88%, 10/25/2024	20,000	20,905
OneMain Finance Corp. 7.13%, 3/15/2026	59,000	66,314
6.63%, 1/15/2028	95,000	105,229
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	5,000	5,186
5.50%, 2/15/2024 (a)	8,000	8,615

		2,960,452

Containers & Packaging - 0.5%
Ardagh Packaging Finance plc 5.25%, 4/30/2025 (a)	200,000	205,750
Ball Corp.
5.25%, 7/1/2025	20,000	22,000
3.13%, 9/15/2031	55,000	52,927
Berry Global, Inc. 4.88%, 7/15/2026 (a)	55,000	57,066

Investments	Principal Amount ($)	Value ($)
Crown Americas LLC 4.25%, 9/30/2026	13,000	13,682
Greif, Inc. 6.50%, 3/1/2027 (a)	78,000	81,019
LABL, Inc. 6.75%, 7/15/2026 (a)	50,000	51,250
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	140,000	140,127
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	80,000	83,701
Packaging Corp. of America 3.05%, 10/1/2051	35,000	35,708
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	75,000	72,000
Sealed Air Corp. 5.50%, 9/15/2025 (a)	12,000	13,080
4.00%, 12/1/2027 (a)	60,000	61,800
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a)(f)	200,000	206,464
WRKCo, Inc. 4.65%, 3/15/2026	30,000	33,661

		1,130,235

Distributors - 0.0%(e)
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	20,000	18,850

Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	105,000	111,825

Diversified Financial Services — 0.2%
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	250,000	243,705
ORIX Corp. (Japan) 4.05%, 1/16/2024	62,000	65,815
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	50,000	55,625
Shell International Finance BV (Netherlands)
3.63%, 8/21/2042	50,000	55,298
3.75%, 9/12/2046	41,000	46,525
3.13%, 11/7/2049	25,000	25,931

		492,899

Diversified Telecommunication Services — 1.7%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	200,000	215,264
AT&T, Inc.
1.65%, 2/1/2028	65,000	63,241
3.50%, 6/1/2041	60,000	61,644

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.10%, 2/1/2043	70,000	67,552
3.55%, 9/15/2055	175,000	175,917
Bell Canada (The) (Canada)
Series US — 6, 3.20%, 2/15/2052	10,000	10,366
CCO Holdings LLC
5.13%, 5/1/2027 (a)	25,000	25,732
5.00%, 2/1/2028 (a)	395,000	406,850
5.38%, 6/1/2029 (a)	100,000	105,782
4.75%, 3/1/2030 (a)	280,000	286,897
4.50%, 8/15/2030 (a)	199,000	200,581
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (a)	20,000	20,350
8.00%, 10/15/2025 (a)	9,000	9,360
Embarq Corp. 8.00%, 6/1/2036	13,000	14,250
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	65,000	67,124
Intelsat Jackson Holdings SA (Luxembourg)
8.00%, 2/15/2024 (a)(f)(g)	15,000	15,264
8.50%, 10/15/2024 (a)(g)	28,000	14,070
Level 3 Financing, Inc.
5.38%, 5/1/2025	20,000	20,421
5.25%, 3/15/2026	54,000	55,305
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/2022	12,000	12,091
5.63%, 4/1/2025	17,000	17,709
5.13%, 12/15/2026 (a)	60,000	60,105
4.00%, 2/15/2027 (a)	265,000	264,075
Series G, 6.88%, 1/15/2028	3,000	3,292
Qwest Corp. 6.75%, 12/1/2021	25,000	25,000
Sprint Capital Corp. 8.75%, 3/15/2032	175,000	258,720
Switch Ltd. 3.75%, 9/15/2028 (a)	45,000	44,550
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	24,000	24,180
Verizon Communications, Inc.
2.10%, 3/22/2028	45,000	44,883
4.02%, 12/3/2029	54,000	60,549
1.68%, 10/30/2030	95,000	89,661
2.55%, 3/21/2031	105,000	106,127
2.65%, 11/20/2040	295,000	281,645
3.40%, 3/22/2041	30,000	31,888
3.85%, 11/1/2042	125,000	138,984
2.88%, 11/20/2050	75,000	73,069
3.70%, 3/22/2061	30,000	33,141
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	200,000	207,396

Investments	Principal Amount ($)	Value ($)
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	75,000	71,437

		3,684,472

Electric Utilities — 1.8%
Alabama Power Co.
3.13%, 7/15/2051	20,000	20,903
3.00%, 3/15/2052	60,000	61,041
Baltimore Gas and Electric Co. 2.90%, 6/15/2050	50,000	50,585
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	57,222
Duke Energy Carolinas LLC 3.20%, 8/15/2049	34,000	36,136
Duke Energy Corp. 3.50%, 6/15/2051	50,000	52,416
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	55,000	58,894
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030(a)	48,000	47,269
Emera US Finance LP (Canada)
2.64%, 6/15/2031 (a)	150,000	149,575
4.75%, 6/15/2046	50,000	59,344
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	200,000	195,522
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	14,519
2.65%, 6/15/2051	14,000	13,378
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	70,953
1.60%, 12/15/2030	10,000	9,415
Entergy Mississippi LLC 3.50%, 6/1/2051	20,000	22,352
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	50,000	62,922
Interstate Power and Light Co. 3.10%, 11/30/2051	40,000	40,831
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	185,000	190,778
Kentucky Utilities Co. 5.13%, 11/1/2040	74,000	96,601
MidAmerican Energy Co. 3.65%, 4/15/2029	46,000	50,611
Mid — Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	200,000	221,619
Monongahela Power Co. 4.10%, 4/15/2024 (a)	100,000	105,812
NRG Energy, Inc.
6.63%, 1/15/2027	21,000	21,709
5.75%, 1/15/2028	65,000	67,925
5.25%, 6/15/2029 (a)	65,000	67,379

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
OGE Energy Corp. 0.70%, 5/26/2023	15,000	14,922
Ohio Power Co.
Series P, 2.60%, 4/1/2030	50,000	51,428
Series R, 2.90%, 10/1/2051	115,000	113,543
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	5,000	4,971
Oncor Electric Delivery Co. LLC 3.10%, 9/15/2049	50,000	53,677
Pacific Gas and Electric Co.
1.37%, 3/10/2023	50,000	49,720
1.70%, 11/15/2023	30,000	29,970
3.45%, 7/1/2025	17,000	17,629
2.95%, 3/1/2026	10,000	10,152
3.30%, 3/15/2027	120,000	121,919
4.65%, 8/1/2028	100,000	109,365
4.50%, 7/1/2040	130,000	136,077
4.20%, 6/1/2041	30,000	30,562
4.25%, 3/15/2046	78,000	79,950
PG&E Corp.
5.00%, 7/1/2028	66,000	67,980
5.25%, 7/1/2030	15,000	15,375
Public Service Electric and Gas Co. 3.00%, 5/15/2027	50,000	53,087
Southern California Edison Co.
Series C, 3.60%, 2/1/2045	35,000	36,449
Series C, 4.13%, 3/1/2048	88,000	100,145
Series 20A, 2.95%, 2/1/2051	80,000	76,454
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	45,000	44,782
3.25%, 11/1/2051	345,000	347,410
Southwestern Public Service Co.
3.30%, 6/15/2024	29,000	30,288
4.50%, 8/15/2041	74,000	90,633
Tucson Electric Power Co. 4.85%, 12/1/2048	72,000	94,280
Virginia Electric and Power Co. 2.95%, 11/15/2051	40,000	40,928
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	65,000	66,594
5.00%, 7/31/2027 (a)	55,000	55,581
4.30%, 7/15/2029 (a)	90,000	96,391
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	89,739

		3,975,712

Electrical Equipment — 0.1%
Eaton Corp. 4.00%, 11/2/2032	50,000	57,679
EnerSys
5.00%, 4/30/2023 (a)	26,000	26,780
4.38%, 12/15/2027 (a)	65,000	66,950

Investments	Principal Amount ($)	Value ($)
Sensata Technologies BV
5.00%, 10/1/2025 (a)	40,000	43,293

		194,702

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 2.95%, 2/15/2032	20,000	20,223
CDW LLC 4.25%, 4/1/2028	85,000	87,330
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	40,000	41,488

		149,041

Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC
4.49%, 5/1/2030	86,000	98,913
4.08%, 12/15/2047	30,000	33,646
Halliburton Co. 3.80%, 11/15/2025	30,000	32,464
Nabors Industries, Inc. 5.75%, 2/1/2025	15,000	12,537
Oceaneering International, Inc. 4.65%, 11/15/2024	60,000	60,900
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	110,000	110,573
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	103,000	112,480
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	14,740	14,458

		475,971

Entertainment — 0.6%
Activision Blizzard, Inc.
1.35%, 9/15/2030	230,000	210,470
2.50%, 9/15/2050	209,000	181,995
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	75,000	74,098
5.25%, 7/15/2028 (a)	40,000	37,900
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	2,055
6.50%, 5/15/2027 (a)	10,000	10,840
4.75%, 10/15/2027 (a)	110,000	110,000
Netflix, Inc.
4.88%, 4/15/2028	155,000	175,343
5.88%, 11/15/2028	35,000	41,891
5.38%, 11/15/2029 (a)	88,000	104,097
4.88%, 6/15/2030 (a)	55,000	63,690
Walt Disney Co. (The)
2.00%, 9/1/2029	50,000	49,918
3.80%, 3/22/2030	90,000	101,050
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	100,000	100,250

		1,263,597

Equity Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	53,000	49,891

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
American Tower Corp.
1.45%, 9/15/2026	35,000	34,238
2.10%, 6/15/2030	205,000	196,811
2.95%, 1/15/2051	25,000	23,499
AvalonBay Communities, Inc. 3.35%, 5/15/2027	32,000	34,618
Camden Property Trust 3.15%, 7/1/2029	30,000	32,103
Corporate Office Properties LP 2.25%, 3/15/2026	94,000	95,124
Crown Castle International Corp. 2.90%, 4/1/2041	68,000	65,554
Duke Realty LP 1.75%, 7/1/2030	49,000	46,977
ERP Operating LP 3.25%, 8/1/2027	31,000	33,245
GLP Capital LP 4.00%, 1/15/2030	10,000	10,538
Healthpeak Properties, Inc.
2.13%, 12/1/2028	64,000	63,932
3.00%, 1/15/2030	37,000	38,905
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	95,000	96,355
Life Storage LP 2.20%, 10/15/2030	88,000	86,941
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	67,000	71,651
4.50%, 9/1/2026	95,000	101,888
National Retail Properties, Inc. 3.60%, 12/15/2026	39,000	41,892
Office Properties Income Trust
4.50%, 2/1/2025	88,000	93,175
3.45%, 10/15/2031	35,000	34,086
Public Storage 1.50%, 11/9/2026	33,000	32,882
Realty Income Corp.
4.13%, 10/15/2026	44,000	49,067
3.25%, 1/15/2031	9,000	9,671
Regency Centers LP 3.70%, 6/15/2030	45,000	49,182
RHP Hotel Properties LP 4.75%, 10/15/2027	75,000	75,188
Sabra Health Care LP 3.20%, 12/1/2031	70,000	68,683
SBA Communications Corp. 3.13%, 2/1/2029 (a)	75,000	71,250
Simon Property Group LP 3.25%, 9/13/2049	31,000	32,159
VICI Properties LP
3.50%, 2/15/2025 (a)	90,000	90,982
4.25%, 12/1/2026 (a)	30,000	30,975
4.63%, 12/1/2029 (a)	20,000	21,245

Investments	Principal Amount ($)	Value ($)
WP Carey, Inc. 2.25%, 4/1/2033	95,000	90,843

		1,873,550

Food & Staples Retailing — 0.4%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	15,000	14,471
1.30%, 2/10/2028 (a)	12,000	11,419
2.50%, 2/10/2041 (a)	14,000	12,985
2.80%, 2/10/2051 (a)	50,000	46,801
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	285,000	295,445
4.88%, 2/15/2030 (a)	20,000	21,257
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	5,000	5,184
3.63%, 5/13/2051 (a)	10,000	10,711
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	66,000	67,980
Rite Aid Corp. 8.00%, 11/15/2026 (a)	125,000	124,270
Sysco Corp.
2.40%, 2/15/2030	50,000	50,523
3.30%, 2/15/2050	110,000	114,595

		775,641

Food Products — 0.4%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	30,000	30,290
Campbell Soup Co. 4.15%, 3/15/2028	20,000	22,257
Conagra Brands, Inc. 1.38%, 11/1/2027	30,000	28,738
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	50,000	51,684
JBS USA LUX SA 6.50%, 4/15/2029 (a)	80,000	87,671
Kraft Heinz Foods Co.
3.00%, 6/1/2026	24,000	25,006
3.75%, 4/1/2030	115,000	125,305
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	110,000	109,692
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	64,000	70,198
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	75,000	77,255
5.50%, 12/15/2029 (a)	25,000	25,862
4.63%, 4/15/2030 (a)	30,000	29,625
Tyson Foods, Inc. 4.35%, 3/1/2029	59,000	67,134

		750,717

Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	23,000	24,610
5.88%, 8/20/2026	10,000	10,913

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Atmos Energy Corp. 5.50%, 6/15/2041	52,000	70,005
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	38,204
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	33,000	34,012

		177,744

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 1.15%, 1/30/2028	20,000	19,295
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	110,000	113,597
Becton Dickinson and Co.
3.70%, 6/6/2027	125,000	135,252
3.79%, 5/20/2050	65,000	73,997
Hologic, Inc. 3.25%, 2/15/2029 (a)	115,000	112,844
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (a)	65,000	64,188
5.25%, 10/1/2029 (a)	55,000	54,931
Teleflex, Inc. 4.63%, 11/15/2027	20,000	20,575
Zimmer Biomet Holdings, Inc.
3.55%, 3/20/2030	50,000	54,374
2.60%, 11/24/2031	58,000	58,201

		707,254

Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	75,000	78,090
AdaptHealth LLC 4.63%, 8/1/2029 (a)	85,000	83,284
Centene Corp. 4.63%, 12/15/2029	370,000	395,900
Cigna Corp.
4.38%, 10/15/2028	200,000	226,603
2.38%, 3/15/2031	35,000	35,083
CommonSpirit Health
1.55%, 10/1/2025	13,000	12,931
2.78%, 10/1/2030	13,000	13,357
3.91%, 10/1/2050	15,000	17,268
Community Health Systems, Inc. 5.63%, 3/15/2027 (a)	185,000	189,625
CVS Health Corp.
2.88%, 6/1/2026	10,000	10,481
4.30%, 3/25/2028	37,000	41,661
1.88%, 2/28/2031	125,000	119,483
4.78%, 3/25/2038	50,000	60,923
2.70%, 8/21/2040	90,000	86,149
DaVita, Inc. 4.63%, 6/1/2030 (a)	125,000	123,438
Encompass Health Corp.
4.50%, 2/1/2028	85,000	85,850
4.75%, 2/1/2030	40,000	40,250

Investments	Principal Amount ($)	Value ($)
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	20,000	12,150
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	50,000	49,776
HCA, Inc.
5.25%, 6/15/2026	60,000	67,511
5.38%, 9/1/2026	155,000	172,972
4.50%, 2/15/2027	210,000	231,018
5.63%, 9/1/2028	420,000	485,366
5.88%, 2/1/2029	25,000	29,344
3.50%, 9/1/2030	25,000	26,024
3.50%, 7/15/2051	105,000	107,286
MidMichigan Health Series 2020, 3.41%, 6/1/2050	10,000	11,132
MultiCare Health System 2.80%, 8/15/2050	10,000	10,080
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	5,000	4,825
Northwell Healthcare, Inc. 4.26%, 11/1/2047	110,000	133,229
Quest Diagnostics, Inc. 2.95%, 6/30/2030	15,000	15,672
Tenet Healthcare Corp.
4.63%, 9/1/2024 (a)	140,000	142,544
4.88%, 1/1/2026 (a)	125,000	127,813
5.13%, 11/1/2027 (a)	10,000	10,268
4.25%, 6/1/2029 (a)	120,000	118,800
UnitedHealth Group, Inc.
3.38%, 4/15/2027	91,000	98,693
3.05%, 5/15/2041	90,000	93,808
4.63%, 11/15/2041	132,000	165,675
3.25%, 5/15/2051	55,000	59,807
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	75,000	72,750

		3,866,919

Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada)
5.75%, 4/15/2025 (a)	50,000	51,902
3.88%, 1/15/2028 (a)	92,000	90,833
Boyd Gaming Corp. 4.75%, 12/1/2027	65,000	65,975
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	85,000	85,638
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	75,000	77,902
Carnival Corp. 9.88%, 8/1/2027 (a)	110,000	123,815
Cedar Fair LP 5.38%, 4/15/2027	85,000	86,488
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	14,000	14,665

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	25,000	25,856
4.88%, 1/15/2030	60,000	63,000
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	20,000	20,613
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	70,000	68,721
MGM Resorts International 5.50%, 4/15/2027	41,000	42,718
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025(a)	10,000	11,164
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	26,000	26,682
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	125,000	131,530
Starbucks Corp. 3.35%, 3/12/2050	5,000	5,275
Travel + Leisure Co. 5.65%, 4/1/2024 (f)	25,000	26,230
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	70,000	73,150
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	75,000	75,107
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	15,000	14,662
Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	35,000	36,892

		1,218,818

Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	55,000	57,406
Lennar Corp.
4.50%, 4/30/2024	6,000	6,397
4.75%, 11/29/2027	100,000	113,649
MDC Holdings, Inc.
3.85%, 1/15/2030	65,000	68,413
2.50%, 1/15/2031	211,000	203,215
Newell Brands, Inc.
4.70%, 4/1/2026 (f)	55,000	58,907
5.87%, 4/1/2036 (f)	50,000	61,035
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	110,000	109,196
Toll Brothers Finance Corp. 4.88%, 11/15/2025	13,000	14,235

		692,453

Household Products — 0.2%
Central Garden & Pet Co. 5.13%, 2/1/2028	145,000	150,543
Energizer Holdings, Inc. 4.38%, 3/31/2029 (a)	150,000	142,314
Kimberly — Clark Corp. 3.20%, 4/25/2029	39,000	42,363

Investments	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.
5.75%, 7/15/2025	5,000	5,087
5.00%, 10/1/2029 (a)	95,000	99,999

		440,306

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	47,000	48,083
5.13%, 3/15/2028 (a)	55,000	54,448
Exelon Generation Co. LLC
3.25%, 6/1/2025	37,000	38,885
5.75%, 10/1/2041	20,000	24,483
5.60%, 6/15/2042	95,000	114,384

		280,283

Industrial Conglomerates — 0.2%
GE Capital Funding LLC 4.05%, 5/15/2027	200,000	222,970
General Electric Co. 3.63%, 5/1/2030	50,000	56,317
Roper Technologies, Inc. 1.75%, 2/15/2031	45,000	41,966

		321,253

Insurance — 0.4%
Aflac, Inc. 3.25%, 3/17/2025	21,000	22,360
Allstate Corp. (The) 5.35%, 6/1/2033	23,000	29,254
Athene Global Funding
0.95%, 1/8/2024 (a)	22,000	21,928
2.50%, 1/14/2025 (a)	7,000	7,208
1.45%, 1/8/2026 (a)	20,000	19,742
2.95%, 11/12/2026 (a)	44,000	46,046
Berkshire Hathaway Finance Corp.
4.25%, 1/15/2049	79,000	98,168
2.85%, 10/15/2050	60,000	59,948
Equitable Financial Life Global Funding 1.70%, 11/12/2026 (a)	25,000	24,770
F&G Global Funding 1.75%, 6/30/2026 (a)	10,000	9,968
Jackson National Life Global Funding 2.50%, 6/27/2022 (a)	47,000	47,517
Lincoln National Corp. 3.35%, 3/9/2025	30,000	31,872
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	46,351
MetLife, Inc. 4.13%, 8/13/2042	79,000	93,616
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	54,835
Pacific Life Insurance Co.
(ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a)(b)	27,000	32,059

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Principal Financial Group, Inc. 3.70%, 5/15/2029	45,000	49,914
Progressive Corp. (The) 4.35%, 4/25/2044	42,000	52,928
Prudential Financial, Inc.
3.88%, 3/27/2028	32,000	35,777
3.91%, 12/7/2047	20,000	23,620
Travelers Cos., Inc. (The) 5.35%, 11/1/2040	46,000	63,676
W R Berkley Corp. 3.55%, 3/30/2052	45,000	49,726

		921,283

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.15%, 8/22/2027	201,000	216,378
3.10%, 5/12/2051	40,000	43,230
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	13,000	13,043

		272,651

IT Services — 0.4%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	85,000	84,150
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	90,000	87,840
Fidelity National Information Services, Inc. 2.25%, 3/1/2031	20,000	19,559
Gartner, Inc. 3.75%, 10/1/2030 (a)	130,000	129,675
Global Payments, Inc.
3.20%, 8/15/2029	60,000	62,128
2.90%, 5/15/2030	40,000	40,503
2.90%, 11/15/2031	180,000	182,156
International Business Machines Corp. 5.60%, 11/30/2039	66,000	91,040
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	75,000	75,828
Square, Inc. 3.50%, 6/1/2031 (a)	65,000	65,894

		838,773

Leisure Products — 0.0% (e)
Hasbro, Inc. 3.90%, 11/19/2029	15,000	16,491
Mattel, Inc. 5.88%, 12/15/2027 (a)	65,000	69,225

		85,716

Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	80,000	79,100
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	20,000	19,664
2.60%, 10/1/2029	91,000	94,370

		193,134

Investments	Principal Amount ($)	Value ($)
Machinery — 0.3%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	65,000	67,113
Caterpillar, Inc. 4.30%, 5/15/2044	78,000	99,531
Illinois Tool Works, Inc. 3.90%, 9/1/2042	15,000	17,720
Otis Worldwide Corp. 2.06%, 4/5/2025	30,000	30,547
Parker — Hannifin Corp. 3.25%, 3/1/2027	92,000	98,714
Stanley Black & Decker, Inc. 2.75%, 11/15/2050	10,000	9,828
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	200,000	203,386
Xylem, Inc. 1.95%, 1/30/2028	30,000	29,980

		556,819

Media — 1.9%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	200,000	190,483
AMC Networks, Inc. 5.00%, 4/1/2024	4,000	4,020
Charter Communications Operating LLC
2.25%, 1/15/2029	170,000	164,763
3.50%, 6/1/2041	85,000	83,237
3.50%, 3/1/2042	90,000	87,081
3.70%, 4/1/2051	40,000	38,777
3.90%, 6/1/2052	120,000	121,247
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027 (a)	157,000	158,570
Comcast Corp.
4.25%, 10/15/2030	94,000	108,312
3.90%, 3/1/2038	95,000	108,591
3.25%, 11/1/2039	133,000	141,045
4.00%, 3/1/2048	45,000	52,460
2.45%, 8/15/2052	110,000	100,333
2.94%, 11/1/2056 (a)	298,000	289,612
Cox Communications, Inc.
1.80%, 10/1/2030 (a)	65,000	61,759
2.95%, 10/1/2050 (a)	25,000	23,929
CSC Holdings LLC 5.50%, 4/15/2027 (a)	200,000	205,343
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	35,000	15,487
DIRECTV Holdings LLC 5.88%, 8/15/2027 (a)	80,000	81,404
Discovery Communications LLC
3.63%, 5/15/2030	50,000	53,490
4.00%, 9/15/2055	60,000	64,234

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
DISH DBS Corp.
5.88%, 11/15/2024	246,000	248,819
7.75%, 7/1/2026	290,000	297,975
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	70,000	70,150
iHeartCommunications, Inc.
6.38%, 5/1/2026	25,000	25,875
8.38%, 5/1/2027	25,000	26,303
5.25%, 8/15/2027 (a)	75,000	76,114
Lamar Media Corp.
3.75%, 2/15/2028	40,000	40,002
4.00%, 2/15/2030	35,000	35,000
Meredith Corp. 6.50%, 7/1/2025	85,000	90,419
Midas OpCo Holdings LLC 5.63%, 8/15/2029 (a)	65,000	65,487
Midcontinent Communications 5.38%, 8/15/2027 (a)	15,000	15,450
News Corp. 3.88%, 5/15/2029 (a)	55,000	54,052
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	40,000	41,500
4.75%, 11/1/2028 (a)	95,000	94,867
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	25,000	26,000
5.00%, 8/15/2027 (a)	21,000	21,171
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	70,000	69,563
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	65,000	58,988
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	110,000	113,267
5.50%, 7/1/2029 (a)	170,000	180,326
TEGNA, Inc. 5.00%, 9/15/2029	55,000	55,137
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	70,000	69,952
ViacomCBS, Inc.
4.95%, 1/15/2031	50,000	59,324
4.38%, 3/15/2043	30,000	33,975
5.85%, 9/1/2043	5,000	6,776
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (b)	18,000	17,908
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	37,000	39,554
5.13%, 4/15/2027 (a)	25,000	25,655

		4,113,786

Metals & Mining — 0.8%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	200,000	212,216
Allegheny Technologies, Inc. 5.88%, 12/1/2027	60,000	62,464

Investments	Principal Amount ($)	Value ($)
Arconic Corp.
6.00%, 5/15/2025 (a)	40,000	41,700
6.13%, 2/15/2028 (a)	60,000	62,389
Cleveland — Cliffs, Inc. 6.75%, 3/15/2026 (a)	125,000	132,031
Commercial Metals Co. 4.88%, 5/15/2023	28,000	28,924
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	80,000	82,895
Freeport — McMoRan, Inc.
5.00%, 9/1/2027	45,000	46,800
4.63%, 8/1/2030	60,000	63,358
5.40%, 11/14/2034	43,000	51,170
5.45%, 3/15/2043	150,000	184,862
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (a)	37,000	35,995
2.85%, 4/27/2031 (a)	185,000	183,967
2.63%, 9/23/2031 (a)	113,000	109,596
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	85,000	83,252
Novelis Corp. 4.75%, 1/30/2030 (a)	105,000	106,016
Rio Tinto Finance USA Ltd. (Australia) 7.13%, 7/15/2028	59,000	77,761
Teck Resources Ltd. (Canada)
6.13%, 10/1/2035	20,000	25,975
5.40%, 2/1/2043	20,000	24,607
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	125,000	125,078
8.25%, 1/17/2034	45,000	61,673

		1,802,729

Multi - Utilities — 0.3%
Ameren Corp.
1.95%, 3/15/2027	20,000	19,985
3.50%, 1/15/2031	211,000	229,190
Berkshire Hathaway Energy Co.
5.15%, 11/15/2043	94,000	122,955
2.85%, 5/15/2051	40,000	38,897
Consolidated Edison Co. of New York, Inc. Series A, 4.13%, 5/15/2049	41,000	48,725
PG&E Energy Recovery Funding LLC Series A — 3, 2.82%, 7/15/2046	70,000	71,797
Puget Sound Energy, Inc. 5.76%, 7/15/2040	90,000	123,590
San Diego Gas & Electric Co. 2.95%, 8/15/2051	30,000	30,620
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	50,000	50,321

		736,080

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Partners LP 7.88%, 5/15/2026 (a)	80,000	85,671
Antero Resources Corp. 5.00%, 3/1/2025	85,000	85,425
Apache Corp. 3.25%, 4/15/2022	65,000	65,000
BP Capital Markets America, Inc.
3.02%, 1/16/2027	106,000	111,783
3.94%, 9/21/2028	20,000	22,210
3.06%, 6/17/2041	130,000	131,147
3.00%, 2/24/2050	99,000	96,772
2.77%, 11/10/2050	55,000	51,945
2.94%, 6/4/2051	67,000	65,205
3.00%, 3/17/2052	35,000	34,319
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b)(c)(d)	85,000	88,825
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b)(c)(d)	155,000	166,819
Buckeye Partners LP
3.95%, 12/1/2026	10,000	9,809
4.13%, 12/1/2027	45,000	44,431
Cameron LNG LLC 3.70%, 1/15/2039 (a)	20,000	21,926
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	28,000	31,108
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	85,000	94,691
5.13%, 6/30/2027	140,000	158,498
3.70%, 11/15/2029	200,000	213,529
Cheniere Energy Partners LP
4.50%, 10/1/2029	45,000	47,301
4.00%, 3/1/2031 (a)	135,000	137,700
3.25%, 1/31/2032 (a)	25,000	24,281
Chevron Corp. 2.00%, 5/11/2027	21,000	21,241
Chevron USA, Inc. 2.34%, 8/12/2050	160,000	148,239
CNX Resources Corp. 7.25%, 3/14/2027 (a)	125,000	131,958
Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	97,000	99,425
Continental Resources, Inc. 5.75%, 1/15/2031 (a)	25,000	29,120
Coterra Energy, Inc. 3.90%, 5/15/2027 (a)	30,000	32,526
Crestwood Midstream Partners LP 5.75%, 4/1/2025	100,000	100,296

Investments	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
5.38%, 7/15/2025	85,000	90,687
Devon Energy Corp. 5.25%, 9/15/2024 (a)	100,000	108,498
Diamondback Energy, Inc. 3.25%, 12/1/2026	33,000	34,633
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	110,000	109,313
Enable Midstream Partners LP 4.
40%, 3/15/2027	40,000	43,237
4.15%, 9/15/2029	209,000	225,070
Energy Transfer LP
4.25%, 3/15/2023	370,000	382,035
5.50%, 6/1/2027	36,000	41,172
5.80%, 6/15/2038	100,000	121,362
5.35%, 5/15/2045	45,000	52,243
EnLink Midstream Partners LP
4.40%, 4/1/2024	8,000	8,242
4.85%, 7/15/2026	65,000	66,663
5.60%, 4/1/2044	9,000	8,505
Enterprise Products Operating LLC 2.80%, 1/31/2030	37,000	38,311
EQM Midstream Partners LP 4.00%, 8/1/2024	85,000	87,338
EQT Corp.
6.63%, 2/1/2025 (f)	80,000	89,291
3.90%, 10/1/2027	85,000	88,616
Exxon Mobil Corp.
2.99%, 3/19/2025	18,000	18,958
3.00%, 8/16/2039	65,000	66,985
3.10%, 8/16/2049	75,000	77,248
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	75,000	75,802
4.32%, 12/30/2039 (a)	20,000	21,086
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	44,000	44,500
2.60%, 10/15/2025 (a)	42,000	42,715
Gulfport Energy Operating Corp. 8.00%, 5/17/2026 (a)	50,000	53,750
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	75,000	76,687
HollyFrontier Corp.
2.63%, 10/1/2023	10,000	10,233
5.88%, 4/1/2026	5,000	5,639
MEG Energy Corp. (Canada)
6.50%, 1/15/2025 (a)	6,000	6,068
7.13%, 2/1/2027 (a)	5,000	5,112
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	95,000	94,320
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	10,000	10,128
NuStar Logistics LP
5.75%, 10/1/2025	60,000	63,381
5.63%, 4/28/2027	20,000	20,425

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
8.88%, 7/15/2030	150,000	196,976
6.63%, 9/1/2030	170,000	203,944
PBF Holding Co. LLC 6.00%, 2/15/2028	20,000	11,930
Pioneer Natural Resources Co. 1.13%, 1/15/2026	50,000	48,664
Range Resources Corp.
4.88%, 5/15/2025	45,000	45,909
8.25%, 1/15/2029 (a)	35,000	38,583
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026	385,000	442,737
4.50%, 5/15/2030	69,000	78,055
Southwestern Energy Co.
6.45%, 1/23/2025 (f)	6,000	6,510
7.75%, 10/1/2027	55,000	58,945
5.38%, 3/15/2030	55,000	57,269
Spectra Energy Partners LP 4.50%, 3/15/2045	15,000	17,378
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	83,000	117,220
Sunoco LP 4.50%, 5/15/2029	80,000	78,920
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	45,000	47,700
6.00%, 12/31/2030 (a)	25,000	24,703
6.00%, 9/1/2031 (a)	40,000	38,700
Targa Resources Partners LP
5.88%, 4/15/2026	100,000	103,625
6.88%, 1/15/2029	165,000	182,767
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	84,000	91,760
3.13%, 5/29/2050	80,000	82,631
TransCanada PipeLines Ltd. (Canada)
3.75%, 10/16/2023	90,000	93,925
5.10%, 3/15/2049	48,000	63,897
Valero Energy Corp. 2.15%, 9/15/2027	25,000	24,930
Western Midstream Operating LP 4.75%, 8/15/2028	30,000	32,662
Williams Cos., Inc. (The) 5.40%, 3/4/2044	50,000	62,480

		6,892,273

Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	70,000	72,975
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	83,000	86,260

		159,235

Pharmaceuticals — 1.0%
AstraZeneca plc (United Kingdom) 2.13%, 8/6/2050	110,000	98,155

Investments	Principal Amount ($)	Value ($)
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	263,000	275,490
8.50%, 1/31/2027 (a)	88,000	90,497
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	55,000	55,588
5.75%, 8/15/2027 (a)	30,000	30,558
5.00%, 1/30/2028 (a)	30,000	26,678
4.88%, 6/1/2028 (a)	165,000	162,525
5.00%, 2/15/2029 (a)	175,000	150,063
Bristol — Myers Squibb Co.
3.40%, 7/26/2029	40,000	43,807
1.45%, 11/13/2030	15,000	14,313
4.13%, 6/15/2039	164,000	194,882
2.35%, 11/13/2040	20,000	18,926
5.00%, 8/15/2045	33,000	44,360
Eli Lilly & Co. 2.25%, 5/15/2050	20,000	18,623
Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	203,764
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	80,000	80,653
Pfizer, Inc.
3.60%, 9/15/2028	186,000	207,390
2.63%, 4/1/2030	30,000	31,443
Royalty Pharma plc
1.20%, 9/2/2025	16,000	15,697
1.75%, 9/2/2027	15,000	14,664
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	45,000	47,605
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	200,000	194,411
Zoetis, Inc. 2.00%, 5/15/2030	35,000	34,419

		2,054,511

Real Estate Management & Development — 0.0%(e)
Kennedy — Wilson, Inc. 4.75%, 3/1/2029	75,000	76,020

Road & Rail — 0.5%
Avis Budget Car Rental LLC
4.75%, 4/1/2028 (a)	95,000	96,544
5.38%, 3/1/2029 (a)	55,000	56,287
Burlington Northern Santa Fe LLC
3.55%, 2/15/2050	78,000	88,742
3.05%, 2/15/2051	55,000	56,893
Canadian Pacific Railway Co. (Canada)
2.45%, 12/2/2031	60,000	60,732
3.00%, 12/2/2041	30,000	30,544
3.10%, 12/2/2051	120,000	123,418

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CSX Corp.
3.25%, 6/1/2027	20,000	21,485
2.50%, 5/15/2051	55,000	51,076
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	105,000	103,492
Kansas City Southern
2.88%, 11/15/2029	35,000	36,845
3.50%, 5/1/2050	65,000	70,540
Norfolk Southern Corp.
3.95%, 10/1/2042	50,000	57,440
3.05%, 5/15/2050	55,000	55,946
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	46,000	45,145
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	45,000	47,419
Union Pacific Corp. 3.55%, 8/15/2039	130,000	145,544

		1,148,092

Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	7,000	7,411
Analog Devices, Inc. 3.50%, 12/5/2026	25,000	27,243
Broadcom, Inc.
4.11%, 9/15/2028	32,000	34,999
3.14%, 11/15/2035 (a)	38,000	37,353
Intel Corp. 3.05%, 8/12/2051	5,000	5,179
KLA Corp. 3.30%, 3/1/2050	30,000	32,516
Microchip Technology, Inc. 0.97%, 2/15/2024 (a)	25,000	24,770
NXP BV (China)
3.25%, 5/11/2041 (a)	185,000	188,441
3.13%, 2/15/2042 (a)	30,000	30,128
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	75,000	76,304
TSMC Arizona Corp. (Taiwan) 3.13%, 10/25/2041	200,000	210,003
Xilinx, Inc. 2.38%, 6/1/2030	39,000	39,810

		714,157

Software — 0.6%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	85,000	83,558
NCR Corp.
5.75%, 9/1/2027 (a)	50,000	51,817
6.13%, 9/1/2029 (a)	106,000	112,360
Nuance Communications, Inc. 5.63%, 12/15/2026	83,000	85,506
Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	14,000	14,413
Oracle Corp. 2.65%, 7/15/2026	233,000	240,575

Investments	Principal Amount ($)	Value ($)
2.30%, 3/25/2028	15,000	15,083
3.80%, 11/15/2037	150,000	159,821
3.65%, 3/25/2041	15,000	15,605
3.95%, 3/25/2051	15,000	16,163
4.38%, 5/15/2055	55,000	63,169
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	100,000	103,937
VMware, Inc. 4.65%, 5/15/2027	230,000	259,919

		1,221,926

Specialty Retail — 0.6%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	75,000	75,165
Bath & Body Works, Inc.
7.50%, 6/15/2029	65,000	72,425
6.88%, 11/1/2035	60,000	72,032
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	35,000	33,487
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	70,000	69,248
Home Depot, Inc. (The)
3.90%, 12/6/2028	112,000	126,712
4.25%, 4/1/2046	151,000	188,145
Lowe’s Cos., Inc.
1.70%, 10/15/2030	170,000	161,571
2.80%, 9/15/2041	80,000	78,261
O’Reilly Automotive, Inc. 1.75%, 3/15/2031	23,000	21,904
Penske Automotive Group, Inc. 3.75%, 6/15/2029	70,000	68,255
PetSmart, Inc. 4.75%, 2/15/2028 (a)	250,000	253,026
Staples, Inc.
7.50%, 4/15/2026 (a)	35,000	34,752
10.75%, 4/15/2027 (a)	23,000	20,930

		1,275,913

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.20%, 9/11/2029	46,000	46,872
3.45%, 2/9/2045	65,000	72,845
4.38%, 5/13/2045	129,000	165,308
2.85%, 8/5/2061	85,000	85,629
Dell International LLC
4.90%, 10/1/2026	30,000	33,885
5.30%, 10/1/2029	100,000	118,521
Western Digital Corp. 4.75%, 2/15/2026	71,000	76,674
Xerox Corp. 4.38%, 3/15/2023 (f)	13,000	13,309

		613,043

Textiles, Apparel & Luxury Goods — 0.0%(e)
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	13,000	13,520

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.88%, 5/15/2026 (a)	20,000	21,354

		34,874

Thrifts & Mortgage Finance — 0.3%
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a)(b)	250,000	247,089
(SOFR + 1.73%), 3.12%, 10/19/2032 (a)(b)	250,000	250,791
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (a)	13,000	13,066
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	75,000	77,440
Rocket Mortgage LLC 3.63%, 3/1/2029 (a)	120,000	117,300

		705,686

Tobacco — 0.7%
Altria Group, Inc.
3.40%, 5/6/2030	162,000	167,423
2.45%, 2/4/2032	80,000	75,310
3.40%, 2/4/2041	145,000	134,184
3.88%, 9/16/2046	95,000	92,890
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	515,000	538,933
4.39%, 8/15/2037	275,000	292,008
Philip Morris International, Inc.
3.13%, 3/2/2028	49,000	52,264
4.38%, 11/15/2041	10,000	11,445
4.13%, 3/4/2043	100,000	111,544

		1,476,001

Trading Companies & Distributors — 0.6%
Air Lease Corp.
3.38%, 7/1/2025	92,000	96,440
1.88%, 8/17/2026	50,000	49,229
Aviation Capital Group LLC
4.13%, 8/1/2025 (a)	50,000	53,249
1.95%, 1/30/2026 (a)	50,000	49,072
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	565,000	584,588
Imola Merger Corp. 4.75%, 5/15/2029 (a)	105,000	105,607
United Rentals North America, Inc. 5.25%, 1/15/2030	240,000	258,680
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	105,000	110,914

		1,307,779

Transportation Infrastructure — 0.0%(e)
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	12,000	11,977

Wireless Telecommunication Services — 0.4%
Hughes Satellite Systems Corp.

Investments	Principal Amount ($)	Value ($)
6.63%, 8/1/2026	60,000	66,600
Sprint Corp.
7.88%, 9/15/2023	8,000	8,790
7.13%, 6/15/2024	30,000	33,616
7.63%, 3/1/2026	155,000	183,094
Telefonica Europe BV (Spain) 8.25%, 9/15/2030	25,000	35,620
T-Mobile USA, Inc.
1.50%, 2/15/2026	110,000	108,545
4.75%, 2/1/2028	10,000	10,447
2.05%, 2/15/2028	80,000	78,811
4.38%, 4/15/2040	75,000	85,166
3.30%, 2/15/2051	65,000	63,195
3.40%, 10/15/2052 (a)	95,000	94,201

		768,085

TOTAL CORPORATE BONDS (Cost $84,428,012)		84,346,772

ASSET-BACKED SECURITIES — 15.9%
Affirm Asset Securitization Trust Series 2021-A, Class C, 1.66%, 8/15/2025 ‡(a)	500,000	501,490
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡(a)(f)	242,830	241,531
American Credit Acceptance Receivables Trust Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	280,000	288,201
American Homes 4 Rent
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡(a)	150,000	161,776
Series 2015-SFR1, Class F, 5.89%, 4/17/2052 ‡(a)	400,000	432,928
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.20%, 12/17/2036 ‡(a)	125,000	130,433
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 ‡(a)	92,069	97,037
AmeriCredit Automobile Receivables Trust Series 2017-2, Class D, 3.42%, 4/18/2023	216,184	216,527
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	500,000	504,979
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡(a)	375,000	387,026
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡(a)	350,000	347,254

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡(a)	425,000	416,796
Aqua Finance Trust Series 2019-A, Class B, 3.47%, 7/16/2040 ‡(a)	246,000	251,270
Avid Automobile Receivables Trust Series 2019-1, Class D, 4.03%, 7/15/2026 (a)	300,000	305,861
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	159,761	166,987
Business Jet Securities LLC
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡(a)	512,814	513,168
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡(a)	330,921	332,514
CarNow Auto Receivables Trust Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	200,000	199,870
Carvana Auto Receivables Trust
Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	424,693	427,010
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	110,000	112,931
Cascade MH Asset Trust Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡(a) (h)	401,843	397,529
CoreVest American Finance Trust
Series 2019-1, Class E, 5.49%, 3/15/2052 ‡(a)	551,000	599,392
Series 2019-2, Class E, 5.35%, 6/15/2052 ‡(a) (h)	650,000	696,824
Series 2019-3, Class E, 4.91%, 10/15/2052 ‡(a) (h)	570,000	597,904
CPS Auto Receivables Trust
Series 2017-C, Class D, 3.79%, 6/15/2023 (a)	6,938	6,948
Series 2020-B, Class C, 3.30%, 4/15/2026 (a)	400,000	405,666
Credit Acceptance Auto Loan Trust Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	750,000	764,968
CSMC Trust Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a)(h)	383,026	381,963
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	245,723
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA , 3.20%, 4/25/2024	15,000	15,633

Investments	Principal Amount ($)	Value ($)
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	418,288	415,382
Series 2021-1A, Class D, 3.83%, 11/21/2033 ‡(a)	366,919	368,019
Drive Auto Receivables Trust Series 2020-2, Class D, 3.05%, 5/15/2028	750,000	769,266
DT Auto Owner Trust Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	500,000	531,456
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 ‡(a)	700,000	688,768
Series 2021-A, Class D, 3.32%, 8/27/2035 ‡(a)	250,000	248,467
Exeter Automobile Receivables Trust
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	250,000	255,081
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	400,000	421,097
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	582,499	579,799
Finance of America HECM Buyout
Series 2021-HB1, Class A, 0.88%, 2/25/2031 ‡(a)(h)	375,228	375,031
Series 2021-HB1, Class M2, 2.08%, 2/25/2031 ‡(a)(h)	150,000	148,239
FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 ‡(a)	500,000	509,379
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	280,000	282,555
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	500,000	493,858
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,095,048	1,162,806
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡(a)	300,000	321,575
Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡(a)	150,000	161,898
Series 2021-1A, Class C, 2.99%, 5/15/2041 ‡(a)	536,000	531,958
FREED ABS Trust Series 2021-2, Class C, 1.94%, 6/19/2028 ‡(a)	200,000	200,337

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Genesis Private Label Amortizing Trust Series 2020-1, Class B, 2.83%, 7/20/2030 (a)	107,698	107,698
Genesis Sales Finance Master Trust Series 2020-AA, Class C, 2.99%, 9/22/2025 (a)	300,000	301,054
GLS Auto Receivables Trust Series 2018-3A, Class B, 3.78%, 8/15/2023 (a)	4,811	4,818
Hilton Grand Vacations Trust Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡(a)	328,004	359,643
HIN Timeshare Trust Series 2020-A, Class D, 5.50%, 10/9/2039 ‡(a)	134,822	139,552
Lendmark Funding Trust
Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡(a)	100,000	101,648
Series 2019-2A, Class D, 5.24%, 4/20/2028 ‡(a)	700,000	718,363
LL ABS Trust Series 2020-1A, Class B, 3.79%, 1/17/2028 ‡(a)	350,000	355,865
LP LMS Asset Securitization Trust 6.17%, 10/15/2028	550,000	570,947
Mariner Finance Issuance Trust Series 2021-AA, Class D, 3.83%, 3/20/2036 ‡(a)	351,000	356,319
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	600,000	600,378
Series 2021-1A, Class B, 2.33%, 3/20/2026 (a)	200,000	198,520
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 ‡(a)	214,941	220,898
Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	95,561	96,660
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡(a)	58,249	58,829
NMEF Funding LLC Series 2021-A, Class C, 2.58%, 12/15/2027 ‡(a)	600,000	598,317
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	291,883	292,976
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	458,975	455,959

Investments	Principal Amount ($)	Value ($)
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	261,090	259,298
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	400,000	399,992
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	310,103	311,903
Octane Receivables Trust Series 2020-1A, Class C, 2.89%, 3/20/2026 ‡(a)	350,000	355,409
Oportun Funding LLC Series 2020-1, Class A, 2.20%, 5/15/2024 (a)	97,710	97,933
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	100,000	99,914
Series 2021-A, Class C, 3.44%, 3/8/2028 ‡(a)	380,000	383,484
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 ‡(a)	400,000	399,303
Series 2021-B, Class C, 3.65%, 5/8/2031 ‡(a)	100,000	100,358
Pagaya AI Debt Selection Trust Series 2021-1, Class B, 2.13%, 11/15/2027 ‡(a)	499,794	500,966
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	115,000	117,091
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060(a)(f)	461,918	460,074
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡(a)	450,000	446,419
Progress Residential Trust
Series 2020-SFR3, Class E, 2.30%, 10/17/2027 ‡(a)	300,000	294,857
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡(a)	750,000	765,819
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 ‡(a)	400,000	397,133
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 ‡(a)	450,000	440,435
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 ‡(a)	270,000	263,368
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a)(h)	123,676	118,485

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/2030 ‡(a)	300,000	302,459
Series 2021-1, Class D, 5.07%, 3/17/2031 ‡(a)	500,000	504,746
Santander Drive Auto Receivables Trust
Series 2019-1, Class C, 3.42%, 4/15/2025	11,463	11,482
Series 2021-2, Class D, 1.35%, 7/15/2027	400,000	398,495
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	150,000	155,917
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class D, 3.17%, 11/20/2037 ‡(a)	502,434	499,141
Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026 (a)	34,092	34,141
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 ‡(a)	300,000	305,268
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	128,502	135,251
Series 2016-2, Class A, 3.10%, 10/7/2028	7,886	7,878
Series 2018-1, Class A, 3.70%, 3/1/2030	12,880	13,201
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	14,229	15,053
USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	500,000	505,365
VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡(a) (f)	362,646	362,781
Veros Auto Receivables Trust Series 2021-1, Class B, 1.49%, 10/15/2026 (a)	300,000	297,689
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a)(f)	162,473	162,136
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a)(f)	252,504	251,931

Investments	Principal Amount ($)	Value ($)
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡(a)	185,718	194,153

TOTAL ASSET-BACKED SECURITIES (Cost $34,223,618)		34,520,882

MORTGAGE-BACKED SECURITIES—14.5%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	93,702	103,609
FHLMC Gold Pools, Other Pool # N31271, 4.50%, 1/1/2036	17,619	19,109
FHLMC UMBS, 30 Year Pool # QA5045, 4.00%, 11/1/2049	77,654	82,739
FNMA Pool # BS4197, IO, 2.14%, 12/1/2033 (i)	500,000	500,313
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	462,219	502,332
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	129,826	143,033
Pool # AL4244, 4.00%, 7/1/2042	146,017	162,292
Pool # BM1164, 3.50%, 12/1/2045	106,684	113,448
Pool # MA3073, 4.50%, 7/1/2047	27,826	30,164
Pool # BK4769, 5.00%, 8/1/2048	529,038	583,104
Pool # BN5013, 5.00%, 1/1/2049	146,304	164,641
Pool # BO1073, 4.50%, 6/1/2049	67,716	72,880
Pool # BO3039, 3.00%, 7/1/2049	171,945	180,287
Pool # BN6475, 4.00%, 7/1/2049	55,659	59,477
Pool # BO2562, 4.00%, 7/1/2049	125,390	133,924
Pool # BO4519, 4.00%, 8/1/2049	8,044	8,589
Pool # BO2203, 3.50%, 9/1/2049	342,216	359,697
FNMA, Other Pool # AM8846, 2.68%, 5/1/2025	145,224	151,655

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Pool # AM0414, 2.87%, 9/1/2027	400,000	428,297
Pool # AN7560, 2.90%, 12/1/2027	187,122	200,594
Pool # BL2367, 3.48%, 5/1/2029	546,999	609,563
Pool # BS1577, 1.82%, 2/1/2030	868,000	877,897
Pool # 387898, 3.71%, 8/1/2030	750,000	855,916
Pool # BL9645, 1.50%, 1/1/2031	100,000	97,983
Pool # BL9627, 1.56%, 1/1/2031	500,000	492,465
Pool # BS1731, 1.82%, 1/1/2031	991,564	997,815
Pool # BL6367, 1.82%, 4/1/2032	330,000	330,764
Pool # AN9725, 3.76%, 7/1/2033	104,443	120,522
Pool # MA1072, 3.50%, 5/1/2042	14,091	15,238
Pool # BF0230, 5.50%, 1/1/2058	513,223	610,879
Pool # BF0497, 3.00%, 7/1/2060	76,269	80,619
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 2/25/2052 (i)	6,035,000	6,157,350
GNMA II
Pool # CJ7125, ARM, 1.75%, 10/20/2071 (h)	454,546	489,503
Pool # CE9384, ARM, 1.75%, 11/20/2071 (h) (i)	750,000	806,719
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	34,668	36,527
Pool # BB3525, 4.00%, 9/20/2047	26,402	28,204
Pool # BM2418, 4.00%, 8/20/2049	29,813	32,196
Pool # BN7049, 4.50%, 8/20/2049	191,847	211,533
Pool # BP7160, 4.50%, 9/20/2049	88,729	98,032
Pool # CC9803, 4.00%, 4/20/2051	416,041	447,514
Pool # MA7534, 2.50%, 8/20/2051	5,871,701	6,039,879
Pool # MA7649, 2.50%, 10/20/2051	707,688	727,958
Pool # MA7705, 2.50%, 11/20/2051	7,000,000	7,200,494

TOTAL MORTGAGE-BACKED SECURITIES (Cost $31,281,681)		31,365,754

U.S. TREASURY OBLIGATIONS — 11.7%
U.S. Treasury Bonds 4.50%, 8/15/2039	426,000	610,079
1.13%, 5/15/2040	240,000	212,869

Investments	Principal Amount ($)	Value ($)
4.38%, 5/15/2040	370,000	524,937
1.38%, 11/15/2040	654,000	603,060
4.75%, 2/15/2041	718,000	1,068,586
2.25%, 5/15/2041	476,000	506,642
3.75%, 11/15/2043	1,070,000	1,435,932
3.38%, 11/15/2048	1,584,000	2,123,550
2.38%, 11/15/2049	633,000	714,795
2.00%, 2/15/2050	1,097,000	1,146,194
1.38%, 8/15/2050	615,000	555,013
1.63%, 11/15/2050	700,000	671,207
1.88%, 2/15/2051	978,000	994,351
2.38%, 5/15/2051	1,410,000	1,599,248
U.S. Treasury Notes 2.13%, 2/29/2024	156,000	161,186
1.13%, 2/28/2025	565,000	568,862
1.50%, 8/15/2026	434,000	441,307
1.25%, 3/31/2028	180,000	179,325
1.25%, 4/30/2028	4,100,000	4,082,383
0.88%, 11/15/2030	430,000	411,104
1.63%, 5/15/2031	932,000	950,057
U.S. Treasury STRIPS Bonds
1.25%, 5/15/2033(j)	2,083,000	1,727,071
1.15%, 8/15/2039(j)	1,297,000	958,317
2.17%, 11/15/2040(j)	1,301,000	893,049
2.23%, 8/15/2041(j)	207,000	139,807
2.22%, 11/15/2041(j)	845,000	581,336
2.46%, 2/15/2042(j)	718,000	479,619
1.37%, 2/15/2045(j)	649,000	417,905
3.35%, 8/15/2048(j)	876,000	539,928

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,189,261)		25,297,719

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.4%
ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class B, 1.49%, 12/18/2037‡ (a)(h)	250,000	249,085

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
BAMLL Re-REMIC Trust Series 2014-FRR5, Class AK37, 2.45%, 1/27/2047 (a)(h)	770,000	764,225
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.46%, 9/15/2036‡ (a)(h)	150,000	149,521
Cascade Funding Mortgage Trust Series 2021-FRR1, Class DK45, 2/28/2025‡ (a)	380,000	325,358
Series 2021-FRR1, Class CK45, 1.63%, 2/28/2025 (a)	500,000	465,075
Series 2021-FRR1, Class BK45, 2.32%, 2/28/2025 (a)	600,000	584,772
Series 2021-FRR1, Class CK54, 2/28/2026‡ (a)	480,000	391,255
Series 2021-FRR1, Class DKW1, 2/28/2026‡ (a)	430,000	353,217
Series 2021-FRR1, Class BK99, 9/29/2029‡ (a)	400,000	262,964
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 2.05%, 1/25/2051 (a)(h)	499,740	500,820
Series 2021-MN1, Class M2, 3.80%, 1/25/2051 (a)(h)	375,000	385,441
Series 2021-MN3, Class M1, 2.35%, 11/25/2051 (a)(h)	650,000	651,219
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ08, Class A2, 2.36%, 8/25/2022	24,763	24,879
Series KW06, Class A2, 3.80%, 6/25/2028 (h)	1,750,000	1,972,344
Series K088, Class A2, 3.69%, 1/25/2029	350,000	396,582
Series KLU3, Class X1, IO, 2.08%, 1/25/2031 (h)	3,497,083	482,038
Series K128, Class X3, IO, 2.89%, 4/25/2031 (h)	550,000	117,973
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 ‡(h)	4,496,795	239,230
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (h)	550,000	181,478
Series Q014, Class X, IO, 2.80%, 10/25/2055 (h)	1,957,708	454,173
FNMA ACES
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (h)	326,708	341,973
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (h)	300,000	292,626
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	112,531	111,253
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (h)	592,368	77,448

Investments	Principal Amount ($)	Value ($)
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.51%, 7/25/2022 (a)(h)	180,000	182,482
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a)(h)	250,000	246,635
Series 2018-KBX1, Class B, 3.69%, 1/25/2026 (a)(h)	500,000	506,658
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a)	1,000,000	945,291
Series 2015-K44, Class B, 3.80%, 1/25/2048 (a)(h)	200,000	210,996
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a)(h)	100,000	105,372
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a)(h)	200,000	211,698
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a)(h)	200,000	212,855
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a)(h)	175,000	187,618
Series 2016-K52, Class B, 4.06%, 1/25/2049 (a)(h)	250,000	269,426
Series 2016-K53, Class C, 4.16%, 3/25/2049 (a)(h)	70,000	73,553
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a)(h)	300,000	315,089
FRR Re-REMIC Trust
Series 2018-C1, Class C720, 0.00%, 8/27/2047 ‡(a)(h)	500,000	487,302
Series 2018-C1, Class CK43, 0.00%, 2/27/2048 ‡(a)(h)	612,660	538,128
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK39, 2.80%, 8/27/2047 (a)(h)	944,000	945,797
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 2.69%, 4/15/2038 ‡(a)(h)	600,000	598,685
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 1.74%, 4/14/2038 ‡(a)(h)	164,992	163,978
Series 2021-7, Class D, 2.49%, 4/14/2038 ‡(a)(h)	169,992	169,573

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,939,136)		16,146,085

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS—3.9%
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a)(f)	476,191	477,850
Bayview Financing Trust Series 2021-2F, Class M2, 2.55%, 12/31/2049‡ (a)(h)	400,000	400,000
FHLMC, REMIC
Series 2708, Class ZD, 5.50%, 11/15/2033	111,480	125,198
Series 4302, Class PA, 4.00%, 12/15/2043	84,320	91,518
Series 4281, Class BC, 4.50%, 12/15/2043 (h)	115,121	127,683
FMC GMSR Issuer Trust Series 2021-GT1, Class B, 4.36%, 7/25/2026 ‡(a)(h)	400,000	395,374
FNMA, REMIC
Series 2003-7, Class FA, 0.84%, 2/25/2033 (h)	108,376	110,279
Series 2013-108, Class GU, 3.00%, 10/25/2033	545,000	578,119
Series 2005-110, Class TY, 5.50%, 12/25/2035	61,927	70,804
Series 2007-89, Class F, 0.67%, 9/25/2037 (h)	121,715	123,541
Series 2011-112, Class PB, 4.00%, 11/25/2041	140,455	150,820
GNMA
Series 2010-H24, Class FA, 0.43%, 10/20/2060 (h)	82,342	82,315
Series 2014-H03, Class FA, 0.68%, 1/20/2064 (h)	70,756	71,034
Series 2015-H05, Class FC, 0.56%, 2/20/2065 (h)	289,182	290,062
Home RE Ltd. (Bermuda) Series 2021-2, Class M1A, 1.30%, 1/25/2034 ‡(a)(h)	235,000	234,665
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a)(h)	255,000	254,390
New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a)(h)	84,212	85,123
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 2.99%, 2/27/2024 (a)(h)	338,255	342,965

Investments	Principal Amount ($)	Value ($)
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a)(h)	214,453	213,341
Seasoned Credit Risk Transfer Trust Series 2018-1, Class M60C, 3.50%, 5/25/2057	191,240	202,692
Series 2018-3, Class MA, 3.50%, 8/25/2057‡ (h)	80,932	84,305
Series 2018-3, Class M55D, 4.00%, 8/25/2057(h)	336,613	363,037
Series 2018-2, Class M55D, 4.00%, 11/25/2057	381,358	408,813
Series 2019-1, Class MA, 3.50%, 7/25/2058‡	156,965	163,818
Series 2019-2, Class MA, 3.50%, 8/25/2058‡	180,525	189,179
Series 2020-3, Class M5TW, 3.00%, 5/25/2060‡	610,750	640,555
Series 2020-3, Class TTW, 3.00%, 5/25/2060‡	637,247	665,208
Series 2021-1, Class BXS, 14.67%, 9/25/2060‡ (a)(h)	150,000	144,443
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	758,555
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a)(f)	500,000	499,485

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,304,831)		8,345,171

MUNICIPAL BONDS — 0.0%(e)(k)
Ohio — 0.0%(e)
Ohio State University (The), General Receipts Rev., 5.59%, 12/1/2114 (Cost $32,783)	25,000	40,139

	Shares
COMMON STOCKS — 0.0%(e)
Oil, Gas & Consumable Fuels — 0.0%(e)
Chesapeake Energy Corp.	23	1,370
EP Energy Corp.*	275	24,200
Oasis Petroleum, Inc.	109	13,069

		38,639

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Professional Services — 0.0%(e)
NMG, Inc.*	1	151

TOTAL COMMON STOCKS (Cost $9,712)		38,790

	No. of Warrants
WARRANTS — 0.0%(e)
Diversified Telecommunication Services — 0.0%(e)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	16	240

Media — 0.0%(e)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom)*‡	78	1,521

Oil, Gas & Consumable Fuels — 0.0%(e)
Chesapeake Energy Corp. expiring 2/9/2026, price 27.27 USD*	71	2,474
expiring 2/9/2026, price 31.71 USD*	79	2,417
expiring 2/9/2026, price 35.71 USD*	44	1,208

		6,099

TOTAL WARRANTS (Cost $1)		7,860

	Shares
PREFERRED STOCKS — 0.0%(e)
Internet & Direct Marketing Retail — 0.0%(e)
MYT Holding LLC, Series A, 10.00%, 6/6/2029‡ (Cost $2,753)	2,868	3,062

SHORT-TERM INVESTMENTS — 10.6%
INVESTMENT COMPANIES — 10.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(l)(m)(Cost $23,088,380)	23,088,380	23,088,380

Total Investments — 102.9% (Cost $222,500,168)		223,200,614
Liabilities in Excess of Other Assets — (2.9)%		(6,216,057)

Net Assets — 100.0%		216,984,557

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-Backed Securities

ACES	Alternative Credit Enhancement Securities

ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2021.

CSMC	Credit Suisse Mortgage Trust

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

ICE	Intercontinental Exchange

IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate

OYJ	Public Limited Company

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

Re-REMIC	Combined Real Estate Mortgage Investment Conduit

Rev.	Revenue

SCA	Limited partnership with share capital

SOFR	Secured Overnight Financing Rate

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.

UMBS	Uniform Mortgage-Backed Securities

USD	United States Dollar

(a) Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(c)   Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2021.

(d) Security is an interest bearing note with preferred security characteristics.
(e) Amount rounds to less than 0.1% of net assets.

(f)   Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.

(g) Defaulted security.

(h)   Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.

(i) All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j) The rate shown is the effective yield as of November 30, 2021.
(k) The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l) Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m) The rate shown is the current yield as of November 30, 2021.
* Non-income producing security.
‡ Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	37	03/2022	USD	8,088,547	10,334
U.S. Treasury 5 Year Note	51	03/2022	USD	6,189,328	42,539
U.S. Treasury 10 Year Ultra Note	1	03/2022	USD	146,953	2,295

					55,168

Short Contracts
U.S. Treasury 5 Year Note	(1)	03/2022	USD	(121,359)	(760)
U.S. Treasury 10 Year Note	(31)	03/2022	USD	(4,054,219)	(41,237)
U.S. Treasury 10 Year Ultra Note	(3)	03/2022	USD	(440,859)	(6,811)
U.S. Treasury Long Bond	(1)	03/2022	USD	(162,156)	(2,979)
U.S. Treasury Ultra Bond	(3)	03/2022	USD	(601,219)	(25,225)

					(77,012)

					(21,844)

Abbreviations

USD	United States Dollar

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding - sell protection(a) as of November 30, 2021:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.37-V1	5.00	Quarterly	12/20/2026	3.30	USD 2,600,000	225,054	(1,308)	223,746

(a)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$15,436,806	$19,084,076	$34,520,882
Collateralized Mortgage Obligations	—	5,927,937	2,917,547	8,845,484
Commercial Mortgage-Backed Securities	—	12,217,789	3,928,296	16,146,085
Common Stocks
Oil, Gas & Consumable Fuels	14,439	24,200	—	38,639
Professional Services	—	151	—	151

Total Common Stocks	14,439	24,351	—	38,790

Corporate Bonds	—	84,346,772	—	84,346,772
Mortgage-Backed Securities	—	30,865,441	—	30,865,441
Municipal Bonds	—	40,139	—	40,139
Preferred Stocks	—	—	3,062	3,062
U.S. Treasury Obligations	—	25,297,719	—	25,297,719
Warrants
Diversified Telecommunication Services	—	—	240	240
Media	—	—	1,521	1,521
Oil, Gas & Consumable Fuels	6,099	—	—	6,099

Total Warrants	6,099	—	1,761	7,860

Short-Term Investments
Investment Companies	23,088,380	—	—	23,088,380

Total Investments in Securities	$23,108,918	$174,156,954	$25,934,742	$223,200,614

Appreciation in Other Financial Instruments
Futures Contracts	$55,168	$—	$—	$55,168
Depreciation in Other Financial Instruments
Futures Contracts	(77,012)	—	—	(77,012)
Swaps	—	(1,308)	—	(1,308)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(21,844)	$(1,308)	$—	$(23,152)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2021
Investments in Securities:
Asset-Backed Securities	$9,701,506	$—	$(135,111)	$(2,201)	$10,815,898	$(2,540,733)	$1,387,620	$(142,903)	$19,084,076
Collateralized Mortgage Obligations	2,224,016	—	(31,452)	(1,268)	1,182,293	(456,042)	—	—	2,917,547
Commercial Mortgage-Backed Securities	148,523	—	25,748	(101)	3,504,444	(18)	249,700	—	3,928,296
Preferred Stocks	4,467	24	(912)	—	—	(517)	—	—	3,062
Warrants	223	—	1,538	—	—	—	—	—	1,761

Total	$12,078,735	$24	$(140,189)	$(3,570)	$15,502,635	$(2,997,310)	$1,637,320	$(142,903)	$25,934,742

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2021, which were valued using significant unobservable inputs (level 3) amounted to $(136,421).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$19,084,076	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 60.00% (12.78%)
			Constant Default Rate	0.00% - 1.00% (0.02%)
			Yield (Discount Rate of Cash Flows)	0.97% - 5.33% (3.01%)

Asset-Backed Securities	19,084,076

	2,517,546	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (75.91%)
			Constant Default Rate	0.00% - 0.50% (0.13%)
			Yield (Discount Rate of Cash Flows)	1.44% - 5.61% (2.39%)

Collateralized Mortgage Obligations	2,517,546

	987,436	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (24.23%)
			Yield (Discount Rate of Cash Flows)	2.52% - 3.86% (3.44%)

Commercial Mortgage-Backed Securities	987,436

	240	Market Comparable Companies	EBITDA Multiple (b)	5.3x (5.3x)
Warrants	240

Total	$22,589,298

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2021, the value of these investments was $ 3,345,444. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$—	$63,888,493	$40,800,113	$—	$—	$23,088,380	23,088,380	$1,838	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	32,839,275	27,582,992	60,422,267	—	—	—	—	1,071	—

Total	$32,839,275	$91,471,485	$101,222,380	$—	$—	$23,088,380		$2,909	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(2). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open future contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions to manage credit risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.